Segments - Revenue by Region (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments
Total revenues	€ 219,505,934	€ 180,802,496	€ 152,590,315
Asia
Segments
Total revenues	63,292,142	86,477,347	82,734,687
China
Segments
Total revenues	43,824,496	60,506,284	57,263,809
Japan
Segments
Total revenues	19,467,647	25,971,063	25,470,878
Europe (Germany)
Segments
Total revenues	108,436,042	66,187,447	62,157,908
North America (United States)
Segments
Total revenues	€ 47,777,750	€ 28,137,702	€ 7,697,720